United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-23259

(Investment Company Act File Number)

Federated Hermes Adviser Series

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/23

Date of Reporting Period: 05/31/23

Item 1.	Reports to Stockholders

Annual Shareholder Report
May 31, 2023

Share Class | Ticker	Institutional | PIEFX	R6 | FRIEX

Federated Hermes Emerging Markets Equity Fund
Successor to the PNC Emerging Markets Equity Fund Established 2017

A Portfolio of Federated Hermes Adviser Series
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from June 1, 2022 through May 31, 2023. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Emerging Markets Equity Fund (the “Fund”), based on net asset value for the 12-month reporting period ended May 31, 2023 was -11.20% for Institutional Shares and -11.14% for Class R6 Shares. The total return of the MSCI Emerging Markets Index (MSCI EM),1 the Fund’s broad-based securities market index, was -8.49% for the same period. The total return of the Morningstar Diversified Emerging Markets Funds Average (MFDEMFA),2 a peer group average for the Fund, was -6.18% for the same period. The Fund’s and MFDEMFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of the MSCI EM.
During the reporting period, the most significant factor affecting the Fund’s performance relative to the MSCI EM was security selection.
The following discussion will focus on the performance of the Fund’s Class R6 Shares relative to the MSCI EM.
MARKET OVERVIEW
During the reporting period, while the war in Ukraine persisted, concerns around its impact on the global economy largely faded. Emerging markets investors navigated through uncertainty and elevated volatility, fearing recession as the Purchasing Managers’ Index dipped in late 2022 and regaining optimism as activity recovered in 2023. Services demand strengthened dramatically while manufacturing activity expanded to a lesser degree. Overall, weaker demand for goods led to most commodity prices falling as disinflationary forces asserted themselves in many parts of the world. Still, official inflation measures remained high relative to both historical averages and central banks’ targets, with most central banks remaining vigilant and in a tightening mode. The U.S. Federal Reserve rapidly raised the federal funds target rate during the reporting period for a total increase of 4.25%. The U.S. dollar initially soared as a result but eventually declined on slower inflation data, closing only slightly stronger by the end of the period.
Regulatory and geopolitical risks as well as changes in Covid policies continued to drive headlines and market volatility in China. The market descended to multiyear lows after the Communist Party Congress in October during which President Xi appeared to tighten his control on the government, packing its top committee with his supporters. The market later rallied around reopening optimism but gave back its gains due to geopolitical tensions brought on by suspected spy balloons and as investors began to question the pace of economic recovery. Meanwhile, the property market remained in a slump despite reopening and supportive monetary policy, and exports slowed due to weaker global demand.
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1

India benefited as foreign investors, companies, and countries diversified away from China. The rolling trade balance began to trend near all-time lows, mitigated by weaker crude prices and India’s ongoing purchases of Russian oil. Furthermore, although the central banks raised rates to fight higher inflation, India still boasted one of the highest GDP growth rates among major global economies. While the political environment was largely stable, the criminal conviction of one of Prime Minister Modi’s main opponents and the short seller attack on the Adani family conglomerates presented new governance risks to investors.
Southeast Asian countries initially garnered more attention and inflows as beneficiaries of higher commodity prices and the ongoing recovery in international travel and leisure. However, sentiment reversed as commodity prices declined and the pace of China’s economic recovery and outbound travel disappointed. The region’s manufacturing activity slowed but remained expansionary. Additionally, central banks in the region began to diverge in policy as varying degrees of inflationary pressures and economic growth prospects mitigated a combined regional upturn.
In Latin America, political instability persisted. Historically conservative Colombia elected the country’s first leftist president, and with Lula da Silva’s election victory in Brazil, the region shifted further to the left. Consequently, most of the region’s major economies began to undertake expansionary fiscal policies. Inflation remained elevated in some countries while becoming disinflationary in others, influencing central bank policy. Mexican markets benefited despite hawkish monetary policy and stubborn core inflation as the country took advantage of the recent nearshoring boom.
Overall, China’s reopening was uneven and its impact was mixed across markets and sectors, impacting certain segments greater than others. However, the reopening accelerated China’s economic recovery, and helped boost global economic growth.
SECURITY SELECTION
Negative security selection within countries drove the Fund’s underperformance relative to the MSCI EM. By country, the largest positive contributions came from stock selection within India, South Korea, and Poland. Top individual performers were based in Argentina.
Varun Beverages Ltd., the Indian manufacturer and distributor of Pepsi products, was the Fund’s top overall contributor. The company outperformed after earnings beat expectations and management raised 2022 guidance. The outlook for margin expansion remained positive as its fundamentals supported a continued large active weight in the Fund.
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Shares of the South Korean battery materials maker Ecopro BM Co., Ltd. surged as more details were finalized on the U.S. Inflation Reduction Act, improving sentiment around the Korean electric vehicle (EV) sector. As a direct beneficiary of the transition to EVs, the company saw demand for its cathodes accelerate due to increased sales of EVs and energy storage systems.
MercadoLibre, Inc., the Argentine online marketplace operator and Latin America’s largest e-commerce and fintech company, was another top contributor. The company’s shares rallied in the rotation back to growth stocks and the bankruptcy of a major Brazilian competitor. The structural growth in e-commerce and digital payments continued to provide support.
The Polish supermarket chain Dino Polska SA outperformed after it reported earnings which beat expectations on strong sales growth and margin recovery and revealed a strong store expansion plan for 2023. Additionally, the company continued to take market share as it grew faster than its peers.
Based in India, KPIT Technologies Limited was another top contributor. This consulting and engineering company targeting the automotive industry achieved strong results, added new customers, and presented a strong outlook as it helps global automakers develop software-centric vehicles.
Overall, stock selection in China, Brazil, and Chile detracted the most from the Fund’s relative performance. The largest individual detractors were based in South Africa.
China’s largest food delivery and local services shopping platform Meituan was the top detractor. The company underperformed after a new competitor Douyin/TikTok announced it would enter the in-store business and as a result Meituan’s management slightly reduced its long-term margin expectations. While heightened competition posed a new risk, unit economics continued to improve, and profitability remained strong in its core business.
The Brazilian oil and gas company 3R Petroleum Oleo e Gas SA underperformed with other small cap oil stocks in Brazil as declining oil prices, heightened political risks, and volatile sector news flow within Brazil posed headwinds. Despite this, the company’s revitalization and reengineering of recently acquired mature oil and gas fields drove expectations for growth in production volumes and earnings.
The South African retail bank Capitec Bank Holdings Limited detracted from performance after reporting decent but slowing results during the reporting period. The stock also lagged due to macroeconomic woes in the country related to tight monetary policy and unreliable electricity supply.
Yunnan Energy New Material Co., Ltd., the leading Chinese battery separator supplier, underperformed after the media reported a police probe and house arrest of two top executives. While the market focused on potential impacts to the company’s operations and expansion plans, the long-term structural transition to EVs continued to signal tighter supply for separators over the next few years benefitting the company.
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Kuaishou Technology, the Chinese short-form video platformer, was hit along with the rest of the Chinese market as prolonged Covid restrictions detracted from consumer spending and confidence and as Nancy Pelosi’s visit to Taiwan renewed the China risk premium. However, the domestic business continued to recover, turning profitable two quarters ahead of previous guidance amid double-digit growth in user engagement.
1
Please see the footnotes to the line graph below for definitions of, and further information about, the MSCI EM.
2
Please see the footnotes to the line graph below for definitions of, and further information about, the Morningstar peer group.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Emerging Markets Equity Fund (the “Fund”) from March 31, 20172 to May 31, 2023, compared to the MSCI Emerging Markets Index (MSCI EM),3 the MSCI Emerging Markets Growth Index (MSCI EM Growth)4 and the Morningstar Diversified Emerging Markets Funds Average (MFDEMFA).5 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of May 31, 2023

Average Annual Total Returns for the Period Ended 05/31/2023
(returns reflect all applicable sales charge as specified below in footnote #1)
	1 Year	5 Year	Start of Performance[2]
Institutional Shares	-11.20%	0.96%	5.53%
Class R6 Shares[6]	-11.14%	0.97%	5.54%
MSCI EM	-8.49%	-0.67%	2.44%
MSCI EM Growth	-10.54%	-0.81%	3.21%
MFDEMFA	-6.18%	-0.26%	2.16%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedHermes.com/us or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
The Fund’s performance assumes the reinvestment of all dividends and distributions. The MSCI EM and the MSCI EM Growth have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2
The Fund commenced operations on March 31, 2017 as the PNC Emerging Markets Equity Fund (the “Predecessor Fund”). The Fund is the successor to the Predecessor Fund pursuant to a reorganization involving the Fund and the Predecessor Fund on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.
3
The MSCI EM captures large- and mid-cap representation across 24 emerging markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country. The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4
The MSCI EM Growth captures large- and mid-cap securities exhibiting overall growth style characteristics across 24 emerging markets countries. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
5
Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of a $10,000 Investment line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
6
The Fund’s Class R6 Shares commenced operations on August 26, 2021. For the periods prior to the commencement of operations of the Fund’s Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares, adjusted to remove any voluntary waiver of Fund expenses related to the Fund’s Institutional Shares that occurred during the period prior to the commencement of the Fund’s Class R6 Shares.
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Portfolio of Investments Summary Tables (unaudited)
At May 31, 2023, the Fund’s portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
China	26.5%
Taiwan	15.1%
South Korea	14.7%
India	8.5%
Brazil	4.5%
Indonesia	3.3%
Malaysia	3.0%
Argentina	2.8%
Poland	2.0%
Vietnam	1.8%
Mexico	1.7%
South Africa	1.6%
Thailand	1.6%
Saudi Arabia	1.6%
Chile	1.4%
Peru	1.1%
Hong Kong	1.0%
Kazakhstan	1.0%
Other[2]	2.0%
Cash Equivalents[3]	5.2%
Other Assets and Liabilities—Net[4]	(0.4)%
TOTAL	100%
1
Country allocations are based primarily on the country in which a company is incorporated. However, the Fund’s Adviser may allocate a company to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities or the country where a majority of the company’s revenues are derived.
2
For purposes of this table, country classifications constitute 92.6% of the Fund’s investments. Remaining countries have been aggregated under the designation “Other.”
3
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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At May 31, 2023, the Fund’s sector classification1 was as follows:
Sector Classification	Percentage of Total Net Assets
Information Technology	24.4%
Industrials	12.8%
Financials	12.7%
Consumer Discretionary	10.2%
Communication Services	9.9%
Materials	9.9%
Consumer Staples	7.4%
Energy	3.8%
Health Care	3.2%
Real Estate	0.9%
Cash Equivalents[2]	5.2%
Other Assets and Liabilities—Net[3]	(0.4)%
TOTAL	100%
1
Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
May 31, 2023
Shares			Value in U.S. Dollars
		COMMON STOCKS—95.2%
		Argentina—2.8%
1,381	[1]	Mercadolibre, Inc.	$1,711,059
		Brazil—4.5%
168,584	[1]	3R Petroleum Oleo e Gas S.A.	1,007,191
30,556	[1]	3R Petroleum Oleo e Gas S.A., GDR	180,386
83,302		Intelbras SA Industria de Telecomunicacao Eletronica Brasilerira	413,612
190	[1]	Localiza Rent A Car S.A.	2,323
42,572		Localiza Rent A Car S.A.	520,601
94,241	[1]	NU Holdings Ltd./Cayman Islands	635,184
		TOTAL	2,759,297
		Chile—1.4%
13,504		Sociedad Quimica Y Minera de Chile, ADR	866,552
		China—26.5%
154,629		Aier Eye Hospital Group Co., Ltd.	584,025
217,419	[1]	Alibaba Group Holding Ltd.	2,162,764
37,660	[1]	Bilibili, Inc.	593,708
196,956		China Merchants Bank Co. Ltd.	919,223
579,000		CMOC Group Ltd.	301,891
18,360		Contemporary Amperex Technology Co. Ltd.	571,198
146,760		Ganfeng Lithium Group Co. Ltd.	925,452
38,500		Hangzhou Tigermed Consulting Co. Ltd.	288,041
116,200	[1]	KE Holdings, Inc.	550,860
102,100	[1]	Kuaishou Technology	688,062
2,390		Kweichow Moutai Co. Ltd.	548,655
100,206	[1]	Meituan	1,405,252
144,920		Nari Technology Development Co. Ltd.	559,576
79,650		Shenzhen Inovance Technology Co. Ltd.	662,232
79,064		Tencent Holdings Ltd.	3,133,677
121,059	[1]	WuXi Biologics (Cayman) Inc.	623,783
93,700		Wuxi Lead Intelligent Equipment Co. Ltd.	443,648
954,022		Zijin Mining Group Co. Ltd.	1,301,410
		TOTAL	16,263,457
		Hong Kong—1.0%
62,594		AIA Group Ltd.	606,930
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		India—8.5%
18,380		HDFC Bank Ltd., ADR	$1,183,672
72,573		KPIT Technologies Ltd.	930,693
73,898	[1]	Max Healthcare Institute Ltd.	490,490
88,298	[1]	PB Fintech Ltd.	646,108
17,009		Reliance Industries Ltd.	507,337
71,390		Varun Beverages Ltd.	1,460,011
		TOTAL	5,218,311
		Indonesia—3.3%
2,534,270		PT Bank Central Asia	1,527,038
1,245,100		PT Vale Indonesia Tbk	521,027
		TOTAL	2,048,065
		Kazakhstan—1.0%
7,347	[2]	Kaspi.Kz JSC, GDR	588,269
		Malaysia—3.0%
2,163,200		CTOS Digital Bhd	627,284
914,200		Frontken Corp. Bhd	615,020
607,200		Press Metal Aluminium Holdings Bhd	606,107
		TOTAL	1,848,411
		Mexico—1.7%
278,481		Wal-Mart de Mexico SAB de C.V.	1,059,358
		Nigeria—0.8%
337,580		Airtel Africa PLC	500,864
		Peru—1.1%
9,777		Southern Copper Corp.	652,810
		Poland—2.0%
12,388	[1]	Dino Polska SA	1,218,158
		Saudi Arabia—1.6%
322,170		Americana Restaurants International PLC	337,528
75,768	[1]	Saudi Arabian Oil Co. (Aramco)	636,221
		TOTAL	973,749
		Singapore—0.8%
8,389	[1]	Sea Ltd., ADR	481,613
		South Africa—1.6%
8,466		Capitec Bank Holdings Ltd.	579,859
28,106		Gold Fields Ltd., ADR	424,963
		TOTAL	1,004,822
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		South Korea—14.7%
3,140		Chunbo Co. Ltd.	$448,215
16,110		Kakao Corp.	681,217
3,101		L&F Co. Ltd.	629,418
1,387	[1]	LG Energy Solution Ltd.	625,267
6,676		Samsung Electro-Mechanics Co.	741,228
43,188		Samsung Electronics Co. Ltd.	2,313,927
3,581		Samsung SDI Co. Ltd.	1,934,962
10,289		SK Hynix, Inc.	837,168
21,258		South Korea Aerospace Industry	824,200
		TOTAL	9,035,602
		Taiwan—15.1%
33,063		AirTac International Group	1,066,942
17,000		Alchip Technologies, Ltd.	910,839
8,274		ASPEED Technology, Inc.	772,702
42,525		Hiwin Technologies Corp.	330,213
38,704		MediaTek, Inc.	950,731
29,029		Momo.com, Inc.	659,554
11,840		Silergy Corp.	154,110
243,385		Taiwan Semiconductor Manufacturing Co. Ltd.	4,396,122
		TOTAL	9,241,213
		Thailand—1.6%
482,400	[1]	Airports of Thailand Public Co. Ltd.	980,303
		Turkey—0.4%
22,537		Coca-Cola Icecek Uretim AS	251,764
		Vietnam—1.8%
274,756	[1]	JSC Bank of Foreign Trade of Vietnam	1,099,343
		TOTAL COMMON STOCKS (IDENTIFIED COST $61,128,385)	58,409,950
		INVESTMENT COMPANY—5.2%
3,201,252		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.15%[3] (IDENTIFIED COST $3,200,747)	3,200,612
		TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $64,329,132)[4]	61,610,562
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[5]	(239,166)
		TOTAL NET ASSETS—100%	$61,371,396
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Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the year ended May 31, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 5/31/2022	$4,734,820
Purchases at Cost	$26,722,086
Proceeds from Sales	$(28,256,875)
Change in Unrealized Appreciation/Depreciation	$(917)
Net Realized Gain/(Loss)	$1,498
Value as of 5/31/2023	$3,200,612
Shares Held as of 5/31/2023	3,201,252
Dividend Income	$95,752
1
Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2023, these restricted securities amounted to $588,269, which represented 1.0% of total net assets.
3
7-day net yield.
4
The cost of investments for federal tax purposes amounts to $64,801,155.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$9,139,324	$49,270,626	$—	$58,409,950
Investment Company	3,200,612	—	—	3,200,612
TOTAL SECURITIES	$12,339,936	$49,270,626	$—	$61,610,562
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
JSC	—Joint Stock Company
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(formerly, Class I Shares)
(For a Share Outstanding Throughout Each Period)1
	Year Ended May 31,
	2023	2022	2021	2020[2]	2019
Net Asset Value, Beginning of Period	$15.25	$20.47	$12.16	$11.23	$13.23
Income From Investment Operations:
Net investment income (loss)[3]	0.16	0.11	(0.03)	(0.00)[4]	0.05
Net realized and unrealized gain (loss)	(1.87)	(5.33)	8.34	0.98	(1.84)
TOTAL FROM INVESTMENT OPERATIONS	(1.71)	(5.22)	8.31	0.98	(1.79)
Less Distributions:
Distributions from net investment income	(0.13)	—	—	(0.05)	(0.02)
Distributions from net realized gain	—	—	—	—	(0.19)
TOTAL DISTRIBUTIONS	(0.13)	—	—	(0.05)	(0.21)
Payment by Affiliate[3]	—	—	—	—	(0.00)[4,5]
Net Asset Value, End of Period	$13.41	$15.25	$20.47	$12.16	$11.23
Total Return[6]	(11.20)%	(25.50)%	68.34%	8.74%	(13.38)%[5]
Ratios to Average Net Assets:
Net expenses[7]	0.98%	0.98%	0.98%	1.11%	1.25%
Net investment income (loss)	1.14%	0.57%	(0.19)%	(0.04)%	0.43%
Expense waiver/reimbursement[8]	0.82%	0.81%	1.07%	2.07%	1.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$60,844	$55,929	$53,660	$13,749	$11,557
Portfolio turnover[9]	22%	39%	13%	39%	34%
1
PNC Emerging Markets Equity Fund (the “Predecessor Fund”) was reorganized into Federated Emerging Markets Equity Fund (the “Fund”), a portfolio of the Federated Adviser Series, as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2
Beginning with the year ended May 31, 2020, the Fund was audited by KPMG LLP. The previous years and period ended May 31, 2016 were audited by another independent registered public accounting firm.
3
Per share data calculated using average shares method.
4
Represents less than $0.01.
5
During the year ended May 31, 2019, a payment was made by PNC Capital Advisors, LLC (the “former Adviser”) to offset a trade error in the Fund. The payment, net of the error, had no impact to the total return of the Fund.
6
Based on net asset value.
7
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
8
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
9
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 5/31/2023	Period Ended 5/31/2022[1]
Net Asset Value, Beginning of Period	$15.25	$20.80
Income From Investment Operations:
Net investment income[2]	0.16	0.11
Net realized and unrealized gain (loss)	(1.86)	(5.66)
TOTAL FROM INVESTMENT OPERATIONS	(1.70)	(5.55)
Less Distributions:
Distributions from net investment income	(0.14)	—
Distributions from net realized gain	—	—
TOTAL DISTRIBUTIONS	(0.14)	—
Net Asset Value, End of Period	$13.41	$15.25
Total Return[3]	(11.14)%	(26.68)%
Ratios to Average Net Assets:
Net expenses[4]	0.92%	0.92%[5]
Net investment income	1.20%	0.87%[5]
Expense waiver/reimbursement[6]	0.76%	0.87%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$527	$314
Portfolio turnover[7]	22%	39%[8]
1
Reflects operations for the period from August 26, 2021 (commencement of operations) to May 31, 2022.
2
Per share number has been calculated using the average shares method.
3
Based on net asset value. Total returns for periods less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
8
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended May 31, 2022.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Assets and Liabilities
May 31, 2023

Assets:
Investment in securities, at value including $3,200,612 of investment in an affiliated holding* (identified cost $64,329,132, including $3,200,747 of identified cost in an affiliated holding)		$61,610,562
Cash denominated in foreign currencies (identified cost $10,585)		14,366
Income receivable		80,960
Receivable for shares sold		58,751
Income receivable from affiliated holding		128
TOTAL ASSETS		61,764,767
Liabilities:
Payable for capital gains taxes withheld	$230,868
Payable for shares redeemed	7,361
Payable for investments purchased	10
Payable for portfolio accounting fees	68,410
Payable for auditing fees	27,720
Payable for custodian fees	27,627
Payable for share registration costs	13,591
Payable for investment adviser fee (Note 5)	2,844
Payable for administrative fee (Note 5)	388
Accrued expenses (Note 5)	14,552
TOTAL LIABILITIES		393,371
Net assets for 4,576,149 shares outstanding		$61,371,396
Net Assets Consists of:
Paid-in capital		$72,634,674
Total distributable earnings (loss)		(11,263,278)
TOTAL NET ASSETS		$61,371,396
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($60,843,976 ÷ 4,536,825 shares outstanding) no par value, unlimited shares authorized		$13.41
Class R6 Shares:
Net asset value per share ($527,420 ÷ 39,324 shares outstanding) no par value, unlimited shares authorized		$13.41
*
See information listed after the Fund’s Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Operations
Year Ended May 31, 2023

Investment Income:
Dividends (including $95,752 received from an affiliated holding* and net of foreign taxes withheld of $108,522)			$1,279,922
Expenses:
Investment adviser fee (Note 5)		$541,316
Administrative fee (Note 5)		48,162
Custodian fees		69,407
Transfer agent fees (Note 2)		81,927
Directors’/Trustees’ fees (Note 5)		814
Auditing fees		34,650
Legal fees		13,470
Portfolio accounting fees		136,921
Share registration costs		62,139
Printing and postage		25,652
Miscellaneous (Note 5)		72,248
TOTAL EXPENSES		1,086,706
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(458,426)
Reimbursements of other operating expenses (Notes 2 and 5)	(36,011)
TOTAL WAIVER AND REIMBURSEMENTS		(494,437)
Net expenses			592,269
Net investment income			687,653
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments (including net realized gain of $1,498 on sales of investments in an affiliated holding*) and foreign currency transactions			(1,795,953)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $(917) of investments in an affiliated holding* and increase in payable for capital gains taxes withheld of $186,744)			(5,395,845)
Net realized and unrealized gain (loss) on investments and foreign currency transactions			(7,191,798)
Change in net assets resulting from operations			$(6,504,145)
*
See information listed after the Fund’s Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Changes in Net Assets

Year Ended May 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$687,653	$324,808
Net realized loss	(1,795,953)	(6,221,140)
Net change in unrealized appreciation/depreciation	(5,395,845)	(11,050,702)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(6,504,145)	(16,947,034)
Distributions to Shareholders:
Institutional Shares	(590,721)	—
Class R6 Shares	(3,582)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(594,303)	—
Share Transactions:
Proceeds from sale of shares	41,105,287	54,947,849
Net asset value of shares issued to shareholders in payment of distributions declared	459,104	—
Cost of shares redeemed	(29,337,771)	(35,417,502)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	12,226,620	19,530,347
Change in net assets	5,128,172	2,583,313
Net Assets:
Beginning of period	56,243,224	53,659,911
End of period	$61,371,396	$56,243,224
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Notes to Financial Statements
May 31, 2023
1. Organization
Federated Hermes Adviser Series, (the “Trust”) was established as a Delaware statutory trust on July 12, 2017 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Hermes Emerging Markets Equity Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Class R6 Shares. The Fund’s Class A Shares and Class C Shares are effective with the Securities and Exchange Commission (SEC), but are not yet offered for sale. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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19

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Annual Shareholder Report
20

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at May 31, 2023, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
Kaspi.Kz JSC, GDR	2/17/2022	$544,303	$588,269
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $494,437 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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22

Transfer Agent Fees
For the year ended May 31, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$81,862	$(35,580)
Class R6 Shares	65	—
TOTAL	$81,927	$(35,580)
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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23

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of May 31, 2023, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended May 31	2023		2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,988,609	$40,793,479	3,020,657	$54,547,124
Shares issued to shareholders in payment of distributions declared	34,745	457,246	—	—
Shares redeemed	(2,154,918)	(29,286,138)	(1,974,162)	(35,417,502)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	868,436	$11,964,587	1,046,495	$19,129,622
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24

Year Ended May 31	2023		2022[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	22,465	$311,808	20,581	$400,725
Shares issued to shareholders in payment of distributions declared	141	1,858	—	—
Shares redeemed	(3,863)	(51,633)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	18,743	$262,033	20,581	$400,725
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	887,179	$12,226,620	1,067,076	$19,530,347
1
Reflects operations for the period from August 26, 2021 (commencement of operations) to May 31, 2022.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the year or period ended May 31, 2023 and 2022, were as follows:
	2023	2022
Ordinary income	$594,303	$—
As of May 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$304,220
Net unrealized depreciation	$(3,421,556)
Capital loss carryforwards	$(8,145,942)
TOTAL	$(11,263,278)
At May 31, 2023, the cost of investments for federal tax purposes was $64,801,155. The net unrealized depreciation of investments for federal tax purposes was $3,190,593. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $6,159,484 and unrealized depreciation from investments for those securities having an excess of cost over value of $9,350,077. The difference between book-basis and tax-basis net unrealized appreciation is attributable to the deferral of losses on wash sales.
As of May 31, 2023, the Fund had a capital loss carryforward of $8,145,942 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$7,142,721	$1,003,221	$8,145,942
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25

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended May 31, 2023, the Adviser voluntarily waived $455,285 of its fee and voluntarily reimbursed $35,580 of transfer agent fees and $431 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended May 31, 2023, the Adviser reimbursed $3,141.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2023, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery fees, proxy-related expenses and extraordinary expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.98% and 0.92% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities, and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended May 31, 2023, were as follows:
Purchases	$23,935,256
Sales	$12,669,120
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. A substantial portion of the Fund’s portfolio may be comprised of securities that are incorporated in China. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022, which was renewed on June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2023, the Fund had no outstanding loans. During the year ended May 31, 2023, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2023, there were no outstanding loans. During the year ended May 31, 2023, the program was not utilized.
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10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended May 31, 2023, 98.8% of total ordinary income distributions paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of distributions on Form 1099-DIV. Of the ordinary income distributions made by the Fund during the year ended May 31, 2023, 6.1% qualify for the dividend received deduction available to corporate shareholders.
If the Fund meets the requirements of Section 853 of the Code, the Fund will pass through to its shareholders credits for foreign taxes paid. For the fiscal year ended May 31, 2023, the Fund derived $1,292,692 of gross income from foreign sources and paid foreign taxes of $108,522.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Adviser Series and the Shareholders of Federated Hermes Emerging Markets Equity Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Emerging Markets Equity Fund (the Fund), a portfolio of Federated Hermes Adviser Series, including the portfolio of investments, as of May 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended May 31, 2019, was audited by other independent registered public accountants whose report, dated July 26, 2019, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2023, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
July 21, 2023
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2022 to May 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2022	Ending Account Value 5/31/2023	Expenses Paid During Period[1]
Actual
Institutional Shares	$1000.00	$996.50	$4.93
Class R6 Shares	$1000.00	$997.10	$4.63
Hypothetical (assuming a 5% return before expenses)
Institutional Shares	$1000.00	$1,020.00	$4.99
Class R6 Shares	$1000.00	$1,020.29	$4.68
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.99%
Class R6 Shares	0.93%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Trust comprised 13 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Director and Vice President, Federated Hermes, Inc.; President,
Director/Trustee and CEO, Federated Advisory Services Company,
Federated Equity Management Company of Pennsylvania, Federated
Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company, and
Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and CEO of Passport
Research, Ltd.; Director and President, Technology, Federated
Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (natural gas). Judge Lally-Green has held the positions of:
Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director,
Saint Thomas More Society; Director and Chair, Catholic High Schools
of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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37

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: May 2017
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: May 2017
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: May 2017
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: May 2017
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
Research, Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Emerging Markets Equity Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
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Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
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Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2022, the Fund’s performance fell below the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that
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other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
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security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adviser Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Emerging Markets Equity Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
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the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Emerging Markets Equity Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A598
CUSIP 31423A580
Q454742 (7/23)
© 2023 Federated Hermes, Inc.

Annual Shareholder Report
May 31, 2023

Share Class | Ticker	A | PMIEX	C | PIUCX	Institutional | PIUIX	R6 | PEIRX

Federated Hermes International Equity Fund
Successor to the PNC International Equity Fund Established 1997

A Portfolio of Federated Hermes Adviser Series
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from June 1, 2022 through May 31, 2023. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes International Equity Fund (the “Fund”), based on net asset value for the 12-month reporting period ended May 31, 2023 was -4.33% for Class A Shares, -5.07% for Class C Shares, -4.11% for Institutional Shares, and -4.06% for Class R6 Shares. The total return of the MSCI All Country World Index ex USA Index (MSCI ACWI ex USA),1 the Fund’s broad-based securities market index, was -1.41% for the same period. The total return of the Morningstar Foreign Large Blend Funds Average (MFLBFA),2 a peer group average for the Fund, was 1.18% for the same period. The Fund’s and MFLBFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of the MSCI ACWI ex USA.
During the reporting period, the most significant factor affecting the Fund’s performance relative to the MSCI ACWI ex USA was security selection.
The following discussion will focus on the performance of the Fund’s Class R6 Shares relative to the MSCI ACWI ex USA.
MARKET OVERVIEW
During the reporting period, while the war in Ukraine persisted, concerns around its impact on the global economy largely faded. Investors navigated through uncertainty and elevated volatility, fearing recession as the global Purchasing Managers’ Index dipped in late 2022 and regaining optimism as activity recovered in 2023. However, services demand strengthened dramatically while manufacturing remained slightly contractionary. Overall, weaker demand for goods led to most commodity prices falling as disinflationary forces asserted themselves in many parts of the world. Still, official inflation measures remained high relative to both historical averages and central banks’ targets, with most central banks remaining vigilant and in a tightening mode. The U.S. Federal Reserve rapidly raised the federal funds target rate during the reporting period for a total increase of 4.25%. The U.S. dollar initially soared as a result but eventually declined on slower inflation data, closing only slightly stronger by the end of the reporting period.
Due to Europe generally having a higher beta to global economic growth, the region faced more pressure in the immediate aftermath of Russia’s invasion of Ukraine as raw material shortages, energy constraints, higher yields, and China’s Covid situation increased the risk of demand downfall and a global recession. However, mild winter weather, falling energy prices, and normalizing supply chains helped to ease inflation. Services activity initially slowed but later staged a strong rebound into expansionary territory while
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manufacturing weakened throughout the reporting period. China’s earlier-than-expected economic reopening boosted sentiment for luxury goods and construction materials, though a persistently weak Chinese property market eventually caused a reversal in the latter.
In Japan, a strengthening U.S. dollar and widening interest rate differentials drove a weaker yen while markets rallied near the end of the reporting period as the domestic economy began to recover in earnest. Speculation ran rampant around whether the Bank of Japan (BOJ) would make major policy changes under the new BOJ Governor Ueda. While the yen eventually rebounded, it remained weaker than it had been in the past decade, creating support for exporters’ earnings as well as the ongoing recovery in inbound international travel. Tourist spending, higher import prices, and successful labor union negotiations also began to drive reflation, a rare occurrence in Japan.
Regulatory and geopolitical risks as well as changes in Covid policies continued to drive headlines and market volatility in China. The market descended to multiyear lows after the Communist Party Congress in October during which President Xi appeared to tighten his control on the government, packing its top committee with his supporters. The market later rallied around reopening optimism but gave back its gains due to geopolitical tensions brought on by suspected spy hot air balloons and as investors began to question the pace of economic recovery. Meanwhile, the property market remained in a slump despite reopening and supportive monetary policy, and exports slowed due to weaker global demand.
India benefited as foreign investors, companies, and countries diversified away from China. The rolling trade balance began to trend near all-time lows, mitigated by weaker crude prices and India’s ongoing purchases of Russian oil. Furthermore, although the central banks raised rates to fight higher inflation, India still boasted one of the highest GDP growth rates among major global economies. While the political environment was largely stable, the criminal conviction of one of Prime Minister Modi’s main opponents and the short seller attack on the Adani family conglomerates presented new governance risks to investors.
Southeast Asian countries initially garnered more attention and inflows as beneficiaries of higher commodity prices and the ongoing recovery in international travel and leisure. However, sentiment reversed as commodity prices declined and the pace of China’s economic recovery and outbound travel disappointed. The region’s manufacturing activity slowed but remained expansionary. Additionally, central banks in the region began to diverge in policy as varying degrees of inflationary pressures and economic growth prospects mitigated a combined regional upturn.
In Latin America, political instability persisted. Historically conservative Colombia elected the country’s first leftist president, and with Lula da Silva’s election victory in Brazil, the region shifted further to the left. Consequently, most of the region’s major economies began to undertake expansionary fiscal
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policies. Inflation remained elevated in some countries while becoming disinflationary in others, influencing central bank policy. Mexican markets benefited despite hawkish monetary policy and stubborn core inflation as the country took advantage of the recent nearshoring boom.
Overall, China’s reopening was uneven and its impact was mixed across markets and sectors, impacting certain segments greater than others. However, the reopening accelerated China’s economic recovery, and helped boost global economic growth.
SECURITY SELECTION
Negative security selection within countries drove the Fund’s underperformance relative to the MSCI ACWI ex USA. By country, the largest positive contributions came from stock selection within South Africa, Germany, and Japan. The largest individual contributors were also based in France and the United Kingdom.
Marubeni Corporation was the Fund’s top contributor. This Japanese international trading house benefited from high commodity prices and a weaker yen which supported solid earnings across its agriculture, energy, food, and metals businesses. Marubeni subsequently increased dividends and share buybacks. A further boost came after Warren Buffett’s Berkshire Hathaway raised its stake in each of Japan’s five biggest trading houses including Marubeni.
German reinsurers, Hannover Ruck SE (Hannover Re) and Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft (Munich Re), also contributed to performance. Inflation, limited capacity, and higher demand drove expectations for price increases. Both reinsurers had expressed a bearish outlook on natural catastrophe reinsurance, lessening their exposure in certain geographies. Thankfully, the hurricane season had been relatively benign throughout most of 2022; Hurricane Ian, while costly, was not expected to exceed the budgeted losses. Higher interest rates provided a boost for reinsurers’ conservative investment portfolios which had been under pressure for the past few years.
Publicis Groupe SA, the French advertising and public relations company, announced multiple quarters of double-digit organic growth topping pre-pandemic organic growth rates. The company reported continued momentum in account wins (Sapient and Epsilon) upgrading its guidance for the second time. Publicis also entered a joint venture with Carrefour Group, one of the world’s largest grocery retailers, a collaboration intended to reach the booming retail media market in Continental Europe and Latin America.
Burford Capital Limited was another top contributor. Shares of this British litigation financing and asset recovery company soared after winning a substantial victory against the Argentine government which was found liable for failing to make a tender offer for its shares in the Argentinian energy
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company, YPF SA. This could potentially create a substantial financial windfall for Burford in the future. Regardless of the outcome of this case, Burford saw very strong post-pandemic demand as courts continued to reopen worldwide.
Overall, the largest detractor from the Fund’s performance was security selection within Ireland, China, and the Netherlands. The largest individual detractors were also based in Brazil, Norway, Puerto Rico, and France.
Two oil and gas companies were among the largest individual detractors. Based in Brazil, 3R Petroleum Oleo e Gas SA underperformed with other small cap oil stocks in Brazil as declining oil prices, heightened political risks, and volatile sector news flow within Brazil posed headwinds. Despite this, the company’s revitalization and reengineering of recently acquired mature oil and gas fields drove expectations for growth in production volumes and earnings. Based in Norway, Aker BP ASA operates primarily in the North Sea and Norwegian Shelf. Lower oil prices and a more normalized production growth resulted in slower revenue and earnings growth.
The Puerto Rican bank Popular, Inc. declined in sympathy with other financials which stemmed directly from the Silicon Valley Bank and Credit Suisse failures as well as concerns about a broader banking crisis. Despite Popular’s deposit betas remaining low relative to mainland banks, the rapid repricing of government deposits resulted in lower net interest income and net interest margins which weighed on shares.
The French-based outsourced customer experience provider Teleperformance SA underperformed due to softer guidance and headline risk, especially after reports of Colombia’s investigations into working conditions at the company’s call centers. Shares fell again after Teleperformance announced an offer to acquire its competitor Majorel Group, a larger and more expensive deal than the company’s typical bolt-on purchases.
The Norwegian fertilizer maker Yara International ASA declined initially due to skyrocketing European gas prices and again several months later after reporting weak results as declining fertilizer prices led farmers and distributors to delay purchases. Lower sales volumes and higher inventory write-downs more than offset lower natural gas costs later in the reporting period, resulting in lower margins.
1
Please see the footnotes to the line graph below for definitions of, and further information about, the MSCI ACWI ex USA.
2
Please see the footnotes to the line graph below for definitions of, and further information about, the Morningstar peer group.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes International Equity Fund (the “Fund”) from May 31, 2013 to May 31, 2023, compared to MSCI All Country World Index ex USA Index (MSCI ACWI ex USA)2 and the Morningstar Foreign Large Blend Funds Average (MFLBFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT

◾ The total returns shown for the Class A Shares include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 05/31/20234
(returns reflect all applicable sales charge as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-9.57%	1.11%	4.89%
Class C Shares	-5.96%	1.50%	4.91%
Institutional Shares	-4.11%	2.53%	5.78%
Class R6 Shares[5]	-4.06%	2.58%	5.80%
MSCI ACWI ex USA	-1.41%	2.22%	3.83%
MFLBFA	1.18%	2.63%	4.31%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedHermes.com/us or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class C Shares, a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the date of purchase. The Fund’s performance assumes the reinvestment of all dividends and distributions. The MSCI ACWI ex USA has been adjusted to reflect reinvestment of dividends on securities in the index.
2
MSCI ACWI ex USA, an unmanaged index capturing larger, mid- and small-cap representation across 22 of 23 Developed Markets countries (excluding the United States) and 24 Emerging Markets countries. The index is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of a $10,000 Investment line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4
The Fund is the successor to the PNC International Equity Fund (the “Predecessor Fund”), pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.
5
The Fund’s Class R6 Shares commenced operations on June 11, 2018. For the period prior to the commencement of operations of the Class R6 Shares, the performance information shown is for the Institutional Shares.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2023, the Fund’s portfolio composition1 was as follows:
Country	Percentage of Total Net Assets[2]
Japan	14.7%
United Kingdom	11.7%
South Korea	8.7%
France	7.5%
Canada	7.2%
Germany	5.0%
China	4.5%
Switzerland	4.3%
Netherlands	3.8%
Norway	3.3%
Ireland	3.3%
Other[3]	23.0%
Cash Equivalents[4]	2.7%
Other Assets and Liabilities—Net[5]	0.3%
TOTAL	100%
1
Country allocations are based primarily on the country in which a company is incorporated. However, the Fund’s Adviser may allocate a company to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities or the country where a majority of the company’s revenues are derived.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3
For purposes of this table, country classifications constitute 74.0% of the Fund’s investments. Remaining countries have been aggregated under the designation “Other.”
4
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

At May 31, 2023, the Fund’s sector classification composition1 was as follows:
Sector Classification	Percentage of Total Net Assets[2]
Consumer Discretionary	18.2%
Information Technology	14.6%
Financials	13.5%
Materials	11.5%
Industrials	11.0%
Health Care	10.0%
Communication Services	6.9%
Consumer Staples	6.8%
Energy	3.3%
Real Estate	1.0%
Other[3]	0.2%
Cash Equivalents[4]	2.7%
Other Assets and Liabilities—Net[5]	0.3%
TOTAL	100%
1
Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3
For purposes of this table, sector classifications constitute 96.8% of the Fund’s investments. Remaining sectors have been aggregated under the designation “Other.”
4
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
May 31, 2023
Shares			Value in U.S. Dollars
		COMMON STOCKS—48.8%
		Belgium—0.8%
63,500		D’Ieteren Group	$11,005,268
		Canada—6.4%
108,800		Canadian Tire Corp. Ltd.	13,068,824
2,127,400		Lundin Mining Corp.	14,872,211
234,863		Magna International, Inc.	11,363,390
393,315		Methanex Corp.	16,074,487
392,800		Open Text Corp.	16,331,221
235,005		Toronto Dominion Bank	13,302,235
		TOTAL	85,012,368
		Chile—0.4%
325,200		Antofagasta PLC	5,445,159
		China—1.1%
10,378,000		Weichai Power Co. Ltd., Class H	14,063,955
		Colombia—0.1%
42,373		Bancolombia S.A.	264,712
34,600		Tecnoglass, Inc.	1,321,720
		TOTAL	1,586,432
		France—5.8%
145,400		Ipsos	7,123,878
426,600		Michelin (CDGE)	12,148,727
219,178		Publicis Groupe	16,290,238
81,100		Teleperformance	12,171,406
228,100		TotalEnergies SE	12,885,996
149,357		Vinci SA	17,031,595
		TOTAL	77,651,840
		Germany—3.4%
555,781		Deutsche Telekom AG, Class REG	12,324,852
294,200	[1]	flatexDEGIRO	2,763,744
64,200		Hannover Rueckversicherung SE	13,747,898
46,400		Munich Reinsurance Company	16,570,293
		TOTAL	45,406,787
		Greece—0.3%
151,000		Jumbo S.A.	3,502,469
Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Ireland—2.4%
4,889,054	[1]	Greencore Group plc	$4,893,052
98,100	[1]	Jazz Pharmaceuticals plc	12,572,496
423,188		Smurfit Kappa Group plc	15,041,852
		TOTAL	32,507,400
		Italy—0.1%
2,474,314	[1]	Trevi Finanziaria S.p.A.	780,105
		Japan—6.2%
1,064,700		Daicel Corp.	9,043,755
104,900		Daito Trust Construction Co. Ltd.	9,964,213
521,400		Honda Motor Co. Ltd.	14,815,621
461,300		KDDI Corp.	14,192,825
1,175,900		Marubeni Corp.	16,737,386
186,800		Sony Group Corp.	17,466,346
		TOTAL	82,220,146
		Netherlands—1.1%
443,800		Koninklijke Ahold NV	14,101,370
		Norway—2.8%
763,944	[1]	DNB Bank ASA	12,824,913
424,949		SpareBanken Vest	3,640,573
835,453		SpareBank 1 SR-Bank ASA	8,931,941
307,200		Yara International ASA	11,465,832
		TOTAL	36,863,259
		Puerto Rico—0.8%
194,000		Popular, Inc.	11,092,920
		Russia—0.0%
8,422,100	[1,2]	Alrosa AO	0
		Singapore—1.1%
672,899		United Overseas Bank Ltd.	13,913,217
		South Korea—6.0%
8,359		Hyundai Mobis	1,403,491
236,500		Kia Corp.	15,296,108
103,600		LG Electronics, Inc.	9,576,973
1,406,000		LG Uplus Corp.	11,903,416
312,712		Samsung Electronics Co. Ltd.	16,754,484
388,440		Shinhan Financial Group Co. Ltd.	10,242,265
183,900		SK Hynix, Inc.	14,963,089
		TOTAL	80,139,826
Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Sweden—1.8%
448,600		Duni AB	$3,902,471
352,326		Loomis AB	9,780,321
670,300		SKF Ab, Class B	10,659,181
		TOTAL	24,341,973
		Switzerland—1.2%
162,166		Novartis AG	15,597,412
		Thailand—0.3%
1,564,700		Tisco Financial Group PCL	4,339,706
		United Kingdom—6.7%
1,075,900		Amcor PLC	10,371,676
396,462		BELLWAY PLC	11,168,258
911,863		Inchcape PLC	8,697,012
47,066		Linde PLC	16,645,361
712,189		Mondi PLC, SAF	11,015,976
153,406		Mondi PLC, UK	2,385,218
205,426		Next PLC	16,279,387
132,300	[1]	Nomad Foods Ltd.	2,255,715
7,671,464		Taylor Wimpey PLC	10,927,295
		TOTAL	89,745,898
		TOTAL COMMON STOCKS (IDENTIFIED COST $565,413,626)	649,317,510
		WARRANTS—0.0%
		Italy—0.0%
17,191	[1]	Trevi Finanziaria S.p.A., Warrants (IDENTIFIED COST $1,427,898)	15,638
		INVESTMENT COMPANIES—50.9%
9,284,994		Federated Hermes Government Obligations Fund, Premier Shares, 4.95%[3]	9,284,994
5,591,999		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.15%[3]	5,590,881
50,263,802		Federated Hermes International Growth Fund, Institutional Shares	662,979,546
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $600,524,099)	677,855,421
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $1,167,365,623)[4]	1,327,188,569
		OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	3,959,876
		TOTAL NET ASSETS—100%	$1,331,148,445
Annual Shareholder Report

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes International Growth Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 5/31/2022	$65,389,264	$19,065,274	$729,334,879	$813,789,417
Purchases at Cost	$180,368,825	$88,319,840	$22,901,925	$291,590,590
Proceeds from Sales	$(236,473,095)	$(101,796,570)	$(37,000,000)	$(375,269,665)
Change in Unrealized Appreciation/ Depreciation	$—	$(1,111)	$(41,533,616)	$(41,534,727)
Net Realized Gain/(Loss)	$—	$3,448	$(10,723,642)	$(10,720,194)
Value as of 5/31/2023	$9,284,994	$5,590,881	$662,979,546	$677,855,421
Shares Held as of 5/31/2023	9,284,994	5,591,999	50,263,802	65,140,795
Dividend Income	$786,324	$428,085	$7,571,600	$8,786,009
Gains Distributions Received	$—	$—	$5,330,324	$5,330,324
*
At May 31, 2023, the Fund owns a majority of the outstanding shares of beneficial interest of Federated Hermes International Growth Fund.
The Fund invests in Federated Hermes International Growth Fund (FIGRF), a diversified portfolio of Federated Hermes Adviser Series (Adviser Series) which is also managed by the Adviser. Adviser Series is an open-ended management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of FIGRF is to seek to provide long-term capital appreciation. Income distributions from FIGRF are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of FIGRF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. A copy of FIGRF’s financial statements is available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1
Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.
3
7-day net yield.
4
The cost of investments for federal tax purposes amounts to $1,184,520,186.
Annual Shareholder Report

5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$143,039,437	$506,278,073	$—	$649,317,510
Warrants
International	15,638	—	—	15,638
Investment Companies	677,855,421	—	—	677,855,421
TOTAL SECURITIES	$820,910,496	$506,278,073	$—	$1,327,188,569
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)1
	Year Ended May 31,
	2023	2022	2021	2020[2]	2019
Net Asset Value, Beginning of Period	$24.31	$32.75	$21.95	$22.13	$24.57
Income From Investment Operations:
Net investment income (loss)[3]	0.29	0.22	0.12	0.09	0.24
Net realized and unrealized gain (loss)	(1.41)	(5.04)	10.95	(0.01)	(2.11)
TOTAL FROM INVESTMENT OPERATIONS	(1.12)	(4.82)	11.07	0.08	(1.87)
Less Distributions:
Distributions from net investment income	(0.13)	(0.27)	(0.27)	(0.26)	(0.17)
Distributions from net realized gain	(1.21)	(3.35)	—	—	(0.40)
TOTAL DISTRIBUTIONS	(1.34)	(3.62)	(0.27)	(0.26)	(0.57)
Payment by Affiliate	—	—	—	—	0.00[4,5]
Net Asset Value, End of Period	$21.85	$24.31	$32.75	$21.95	$22.13
Total Return[6]	(4.33)%	(16.35)%	50.59%	0.22%	(7.43)%[5]
Ratios to Average Net Assets:
Net expenses[7]	0.77%[8]	0.78%	1.15%	1.22%	1.25%
Net investment income	1.34%	0.72%	0.45%	0.42%	1.01%
Expense waiver/reimbursement[9]	0.54%	0.53%	0.15%	0.21%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,383	$26,593	$47,387	$39,253	$58,932
Portfolio turnover[10]	15%	24%	44%	36%	28%
Annual Shareholder Report

1
PNC International Equity Fund (the “Predecessor Fund”) was reorganized into the Fund, as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2
Beginning with the year ended May 31, 2020, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
3
Per share numbers have been calculated using the average shares method.
4
Represents less than $0.01.
5
During the period ended May 31, 2019, a payment was made by PNC Capital Advisors, LLC (the former Adviser) to offset a trade error in the Fund. The payment, net of the error, had no impact to the total return of the Fund.
6
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
7
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
8
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 0.77% for the year ended May 31, 2023, after taking into account this expense reduction.
9
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
10
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)1
	Year Ended May 31,
	2023	2022	2021	2020[2]	2019
Net Asset Value, Beginning of Period	$22.96	$31.12	$20.87	$21.12	$23.50
Income From Investment Operations:
Net investment income (loss)[3]	0.12	0.01	(0.07)	(0.00)[4]	0.08
Net realized and unrealized gain (loss)	(1.34)	(4.78)	10.40	(0.09)	(2.02)
TOTAL FROM INVESTMENT OPERATIONS	(1.22)	(4.77)	10.33	(0.09)	(1.94)
Less Distributions:
Distributions from net investment income	—	(0.04)	(0.08)	(0.16)	(0.04)
Distributions from net realized gain	(1.21)	(3.35)	—	—	(0.40)
TOTAL DISTRIBUTIONS	(1.21)	(3.39)	(0.08)	(0.16)	(0.44)
Payment by Affiliate	—	—	—	—	0.00[4,5]
Net Asset Value, End of Period	$20.53	$22.96	$31.12	$20.87	$21.12
Total Return[6]	(5.07)%	(16.97)%	49.53%	(0.54)%	(8.11)%[5]
Ratios to Average Net Assets:
Net expenses[7]	1.52%[8]	1.53%	1.90%	1.96%	1.97%
Net investment income (loss)	0.56%	0.04%	(0.28)%	(0.02)%	0.35%
Expense waiver/reimbursement[9]	0.55%	0.53%	0.17%	0.36%	0.55%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,451	$4,355	$6,032	$4,978	$5,895
Portfolio turnover[10]	15%	24%	44%	36%	28%
Annual Shareholder Report

1
The Predecessor Fund was reorganized into the Fund, as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2
Beginning with the year ended May 31, 2020, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
3
Per share numbers have been calculated using the average shares method.
4
Represents less than $0.01.
5
During the period ended May 31, 2019, a payment was made by the former Adviser to offset a trade error in the Fund. The payment, net of the error, had no impact to the total return of the Fund.
6
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
7
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
8
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.52% for the year ended May 31, 2023, after taking into account this expense reduction.
9
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
10
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares (formerly, Class I Shares)
(For a Share Outstanding Throughout Each Period)1
	Year Ended May 31,
	2023	2022	2021	2020[2]	2019
Net Asset Value, Beginning of Period	$24.59	$33.10	$22.17	$22.34	$24.79
Income From Investment Operations:
Net investment income (loss)[3]	0.36	0.33	0.20	0.24	0.30
Net realized and unrealized gain (loss)	(1.44)	(5.12)	11.07	(0.10)	(2.12)
TOTAL FROM INVESTMENT OPERATIONS	(1.08)	(4.79)	11.27	0.14	(1.82)
Less Distributions:
Distributions from net investment income	(0.20)	(0.37)	(0.34)	(0.31)	(0.23)
Distributions from net realized gain	(1.21)	(3.35)	—	—	(0.40)
TOTAL DISTRIBUTIONS	(1.41)	(3.72)	(0.34)	(0.31)	(0.63)
Payment by Affiliate	—	—	—	—	0.00[4,5]
Net Asset Value, End of Period	$22.10	$24.59	$33.10	$22.17	$22.34
Total Return[6]	(4.11)%	(16.14)%	51.01%	0.47%	(7.12)%[5]
Ratios to Average Net Assets:
Net expenses[7]	0.53%[8]	0.53%	0.90%	0.96%	0.94%
Net investment income	1.60%	1.10%	0.71%	1.04%	1.28%
Expense waiver/reimbursement[9]	0.55%	0.55%	0.18%	0.07%	0.00%[10]
Supplemental Data:
Net assets, end of period (000 omitted)	$934,400	$959,639	$1,034,047	$769,635	$939,068
Portfolio turnover[11]	15%	24%	44%	36%	28%
Annual Shareholder Report

1
The Predecessor Fund was reorganized into the Fund, as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2
Beginning with the year ended May 31, 2020, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
3
Per share numbers have been calculated using the average shares method.
4
Represents less than $0.01.
5
During the period ended May 31, 2019, a payment was made by the former Adviser to offset a trade error in the Fund. The payment, net of the error, had no impact to the total return of the Fund.
6
Based on net asset value.
7
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
8
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 0.52% for the year ended May 31, 2023, after taking into account this expense reduction.
9
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
10
Represents less than 0.01%.
11
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)1
	Year Ended May 31,				Period Ended 5/31/2019[3]
	2023	2022	2021	2020[2]
Net Asset Value, Beginning of Period	$24.60	$33.11	$22.18	$22.34	$25.51
Income From Investment Operations:
Net investment income (loss)[4]	0.35	0.33	0.21	0.24	0.39
Net realized and unrealized gain (loss)	(1.42)	(5.11)	11.07	(0.08)	(2.92)
TOTAL FROM INVESTMENT OPERATIONS	(1.07)	(4.78)	11.28	0.16	(2.53)
Less Distributions:
Distributions from net investment income	(0.21)	(0.38)	(0.35)	(0.32)	(0.24)
Distributions from net realized gain	(1.21)	(3.35)	—	—	(0.40)
TOTAL DISTRIBUTIONS	(1.42)	(3.73)	(0.35)	(0.32)	(0.64)
Payment by Affiliate	—	—	—	—	0.00[5,6]
Net Asset Value, End of Period	$22.11	$24.60	$33.11	$22.18	$22.34
Total Return[7]	(4.06)%	(16.10)%	51.04%	0.56%	(9.17)%[6]
Ratios to Average Net Assets:
Net expenses[8]	0.48%[9]	0.49%	0.86%	0.90%	0.89%[10]
Net investment income	1.58%	1.09%	0.75%	1.07%	1.76%[10]
Expense waiver/reimbursement[11]	0.51%	0.50%	0.14%	0.10%	0.02%[10]
Supplemental Data:
Net assets, end of period (000 omitted)	$370,914	$507,249	$676,137	$502,786	$595,000
Portfolio turnover[12]	15%	24%	44%	36%	28%[13]
Annual Shareholder Report

1
The Predecessor Fund was reorganized into the Fund, as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2
Beginning with the year ended May 31, 2020, the Fund was audited by KPMG LLP. The previous period was audited by another independent registered public accounting firm.
3
Reflects operations for the period from June 11, 2018 (commencement of operations) to May 31, 2019.
4
Per share numbers have been calculated using the average shares method.
5
Represents less than $0.01.
6
During the period ended May 31, 2019, a payment was made by the former Adviser to offset a trade error in the Fund. The payment, net of the error, had no impact to the total return of the Fund.
7
Based on net asset value. Total returns for periods of less than one year are not annualized.
8
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
9
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 0.48% for the year ended May 31, 2023, after taking into account this expense reduction.
10
Computed on an annualized basis.
11
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
12
Securities that mature are considered sales for purposes of this calculation.
13
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended May 31, 2019.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2023

Assets:
Investment in securities, at value including $677,855,421 of investments in affiliated holdings* (identified cost $1,167,365,623, including $600,524,099 of identified cost in affiliated holdings)		$1,327,188,569
Cash		6,411
Cash denominated in foreign currencies (identified cost $96,233)		77
Income receivable		4,114,082
Receivable for investments sold		439,547
Receivable for shares sold		561,035
Income receivable from affiliated holding		531
TOTAL ASSETS		1,332,310,252
Liabilities:
Payable for shares redeemed	$779,001
Payable for capital gains taxes withheld	35,388
Payable for custodian fees	108,520
Payable for portfolio accounting fees	103,442
Payable for transfer agent fee	51,218
Payable for investment adviser fee (Note 5)	16,023
Payable for other service fees (Notes 2 and 5)	5,515
Payable for administrative fee (Note 5)	3,115
Payable for distribution services fee (Note 5)	2,269
Accrued expenses (Note 5)	57,316
TOTAL LIABILITIES		1,161,807
Net assets for 60,241,891 shares outstanding		$1,331,148,445
Net Assets Consists of:
Paid-in capital		$1,192,039,750
Total distributable earnings (loss)		139,108,695
TOTAL NET ASSETS		$1,331,148,445
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($22,383,335 ÷ 1,024,376 shares outstanding) no par value, unlimited shares authorized	$21.85
Offering price per share (100/94.50 of $21.85)	$23.12
Redemption proceeds per share	$21.85
Class C Shares:
Net asset value per share ($3,450,587 ÷ 168,058 shares outstanding) no par value, unlimited shares authorized	$20.53
Offering price per share	$20.53
Redemption proceeds per share (99.00/100 of $20.53)	$20.32
Institutional Shares:
Net asset value per share ($934,400,103 ÷ 42,275,178 shares outstanding) no par value, unlimited shares authorized	$22.10
Offering price per share	$22.10
Redemption proceeds per share	$22.10
Class R6 Shares:
Net asset value per share ($370,914,420 ÷ 16,774,279 shares outstanding) no par value, unlimited shares authorized	$22.11
Offering price per share	$22.11
Redemption proceeds per share	$22.11
*
See information listed after the Fund’s Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended May 31, 2023

Investment Income:
Dividends (including $8,786,009 received from affiliated holdings* and net of foreign taxes withheld of $2,497,802)			$28,633,953
Expenses:
Investment adviser fee (Note 5)		$11,561,141
Administrative fee (Note 5)		1,065,226
Custodian fees		189,733
Transfer agent fees (Note 2)		902,111
Directors’/Trustees’ fees (Note 5)		8,194
Auditing fees		34,650
Legal fees		19,058
Distribution services fee (Note 5)		27,884
Other service fees (Notes 2 and 5)		64,574
Portfolio accounting fees		206,394
Share registration costs		101,256
Printing and postage		79,609
Miscellaneous (Note 5)		78,450
TOTAL EXPENSES		14,338,280
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(6,876,381)
Reimbursement of other operating expenses (Notes 2 and 5)	(396,022)
Reduction of custodian fees (Note 6)	(389)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(7,272,792)
Net expenses			7,065,488
Net investment income			21,568,465
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments (including net realized loss of $(10,720,194) on sales of investments in affiliated holdings*) and foreign currency transactions	$(30,465,909)
Realized gain distribution from affiliated investment company shares*	5,330,324
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $(41,534,727) of investments in affiliated holdings*)	(57,325,775)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(82,461,360)
Change in net assets resulting from operations	$(60,892,895)
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended May 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,568,465	$18,286,160
Net realized gain (loss)	(25,135,585)	82,051,166
Net change in unrealized appreciation/depreciation	(57,325,775)	(379,410,106)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(60,892,895)	(279,072,780)
Distributions to Shareholders:
Class A Shares	(1,322,198)	(4,467,391)
Class C Shares	(210,389)	(615,379)
Institutional Shares	(55,696,415)	(113,237,765)
Class R6 Shares	(25,818,914)	(72,339,031)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(83,047,916)	(190,659,566)
Share Transactions:
Proceeds from sale of shares	312,522,522	456,730,803
Net asset value of shares issued to shareholders in payment of distributions declared	70,003,903	150,937,299
Cost of shares redeemed	(405,272,703)	(403,703,254)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(22,746,278)	203,964,848
Change in net assets	(166,687,089)	(265,767,498)
Net Assets:
Beginning of period	1,497,835,534	1,763,603,032
End of period	$1,331,148,445	$1,497,835,534
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
May 31, 2023
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 18, 2017 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Hermes International Equity Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if
Annual Shareholder Report

information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Shareholder Report

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver, reimbursements and reduction of $7,272,792 is disclosed in this Note 2, Note 5 and Note 6.
Transfer Agent Fees
For the year ended May 31, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$19,798	$(7,056)
Class C Shares	3,574	(1,608)
Institutional Shares	838,611	(387,358)
Class R6 Shares	40,128	—
TOTAL	$902,111	$(396,022)
Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended May 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$55,406
Class C Shares	9,168
TOTAL	$64,574
For the year ended May 31, 2023, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended May 31	2023		2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	229,542	$5,081,544	228,662	$6,727,692
Shares issued to shareholders in payment of distributions declared	60,252	1,253,242	144,485	4,130,821
Shares redeemed	(359,156)	(8,015,275)	(726,370)	(21,357,485)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(69,362)	$(1,680,489)	(353,223)	$(10,498,972)

Year Ended May 31	2023		2022
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	5,693	$117,175	16,614	$470,754
Shares issued to shareholders in payment of distributions declared	10,519	206,282	22,299	603,854
Shares redeemed	(37,869)	(768,476)	(43,060)	(1,191,957)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(21,657)	$(445,019)	(4,147)	$(117,349)
Annual Shareholder Report

Year Ended May 31	2023		2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,608,833	$276,927,145	13,606,134	$389,109,819
Shares issued to shareholders in payment of distributions declared	2,535,210	53,290,111	3,719,123	107,445,465
Shares redeemed	(11,893,971)	(264,620,346)	(9,543,096)	(285,441,811)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,250,073	$65,596,910	7,782,161	$211,113,473

Year Ended May 31	2023		2022
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,374,852	$30,396,658	2,049,213	$60,422,538
Shares issued to shareholders in payment of distributions declared	725,703	15,254,268	1,341,078	38,757,159
Shares redeemed	(5,944,559)	(131,868,606)	(3,192,008)	(95,712,001)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(3,844,004)	$(86,217,680)	198,283	$3,467,696
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(684,950)	$(22,746,278)	7,623,074	$203,964,848
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income[1]	$11,708,727	$53,995,735
Long-term capital gain	$71,339,189	$136,663,831
1 For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
As of May 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Net unrealized appreciation	$142,480,749
Undistributed ordinary income	$19,828,878
Capital loss carryforwards	$(23,200,932)
TOTAL	$139,108,695
At May 31, 2023, the cost of investments for federal tax purposes was $1,184,520,186. The net unrealized appreciation of investments for federal tax purposes was $142,668,383. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $196,034,744 and unrealized
Annual Shareholder Report

depreciation from investments for those securities having an excess of cost over value of $53,366,361. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales and investments in passive foreign investment companies.
As of May 31, 2023, the Fund had a capital loss carryforward of $23,200,932 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$5,011,011	$18,189,921	$23,200,932
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended May 31, 2023, the Adviser voluntarily waived $1,132,196 of its fee and voluntarily reimbursed $396,022 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended May 31, 2023, the Adviser reimbursed $5,744,185.
Polaris Capital Management, LLC (“Polaris”), a registered investment adviser, serves as sub-adviser to a portion of the managed assets of the Fund. For its services, Polaris is paid a sub-advisory fee by the Adviser based on the portion of assets of the Fund allocated to Polaris equal to the annual rate of 0.40% of the Fund’s average daily assets for the monthly period.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2023, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$27,884
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended May 31, 2023, FSC retained $1,491 of fees paid by the Fund. For the year ended May 31, 2023, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended May 31, 2023, FSC retained $344 in sales charges from the sale of Class A Shares. FSC also retained $86 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended May 31, 2023, FSSC received $2,139 of other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund’s
Annual Shareholder Report

Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.19%, 1.94%, 0.94%, and 0.90% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the year ended May 31, 2023, the Fund’s expenses were offset by $389 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended May 31, 2023 were as follows:
Purchases	$196,088,926
Sales	$203,267,082
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022, which was renewed on June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to
Annual Shareholder Report

borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2023, the Fund had no outstanding loans. During the year ended May 31, 2023, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2023, there were no outstanding loans. During the year ended May 31, 2023, the program was not utilized.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
Annual Shareholder Report

13. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended May 31, 2023, 84.6% of total ordinary income distributions paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of distributions on Form 1099-DIV.
If the Fund meets the requirements of Section 853 of the Code, the Fund will pass through to its shareholders credits for foreign taxes paid. For the fiscal year ended May 31, 2023, the Fund derived $22,251,483 of gross income from foreign sources and paid foreign taxes of $2,497,802.
For the year ended May 31, 2023, the amount of long-term capital gains designated by the Fund was $71,339,189.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED Hermes ADVISER SERIES AND THE SHAREHOLDERS OF FEDERATED hermes INTERNATIONAL EQUITY FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes International Equity Fund (the Fund), a portfolio of Federated Hermes Adviser Series, including the portfolio of investments, as of May 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the period ended May 31, 2019, was audited by other independent registered public accountants whose report, dated July 26, 2019, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2023, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
July 21, 2023
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2022 to May 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Annual Shareholder Report

	Beginning Account Value 12/1/2022	Ending Account Value 5/31/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,012.10	$3.91[2]
Class C Shares	$1,000	$1,008.60	$7.66[3]
Institutional Shares	$1,000	$1,013.30	$2.66[4]
Class R6 Shares	$1,000	$1,013.80	$2.46[5]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.04	$3.93[2]
Class C Shares	$1,000	$1,017.30	$7.70[3]
Institutional Shares	$1,000	$1,022.29	$2.67[4]
Class R6 Shares	$1,000	$1,022.49	$2.47[5]
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios are as follows:
Class A Shares	0.78%
Class C Shares	1.53%
Institutional Shares	0.53%
Class R6 Shares	0.49%
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class A Shares current Fee Limit of 1.19% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.97 and $5.99, respectively.
3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class C Shares current Fee Limit of 1.94% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $9.72 and $9.75, respectively.
4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.94% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.72 and $4.73, respectively.
5
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class R6 Shares current Fee Limit of 0.90% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.52 and $4.53, respectively.
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Trust comprised 13 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Director and Vice President, Federated Hermes, Inc.; President,
Director/Trustee and CEO, Federated Advisory Services Company,
Federated Equity Management Company of Pennsylvania, Federated
Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company, and
Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and CEO of Passport
Research, Ltd.; Director and President, Technology, Federated
Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (natural gas). Judge Lally-Green has held the positions of:
Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director,
Saint Thomas More Society; Director and Chair, Catholic High Schools
of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: May 2017
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: November 2017
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: May 2017
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: May 2017
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
Research, Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes International Equity Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) and the investment sub-advisory contract between the Adviser and Polaris Capital Management, LLC (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also
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considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Advisers’ investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the
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Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
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Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
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Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2022, the Fund’s performance fell below the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that
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other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was at the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
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security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adviser Series (the Trust) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes International Equity Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
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the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes International Equity Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A713
CUSIP 31423A697
CUSIP 31423A689
CUSIP 31423A671
Q454745 (7/23)
© 2023 Federated Hermes, Inc.

Annual Shareholder Report
May 31, 2023

Share Class | Ticker	Institutional | PIGDX	R6 | REIGX

Federated Hermes International Growth Fund
Successor to the PNC International Growth Fund Established 2016

A Portfolio of Federated Hermes Adviser Series
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from June 1, 2022 through May 31, 2023. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes International Growth Fund (the “Fund”), based on net asset value for the 12-month reporting period ended May 31, 2023 was -5.64% for Institutional Shares and -5.57% for Class R6 Shares. The total return of the MSCI All Country World Index ex USA Growth Index (MSCI Index),1 the Fund’s broad-based securities market index, was 0.23% for the same period. The total return of the Morningstar Foreign Large Growth Funds Average (MFLGFA),2 a peer group average for the Fund, was 1.84% for the same period. The Fund’s and MFLGFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of the MSCI Index.
During the reporting period, the most significant factor affecting the Fund’s performance relative to the MSCI Index was security selection.
The following discussion will focus on the performance of the Fund’s Class R6 Shares relative to the MSCI Index.
MARKET OVERVIEW
During the reporting period, while the war in Ukraine persisted, concerns around its impact on the global economy largely faded. Investors navigated through uncertainty and elevated volatility, fearing recession as the global Purchasing Managers’ Index dipped in late 2022 and regaining optimism as activity recovered in 2023. However, services demand strengthened dramatically while manufacturing remained slightly contractionary. Overall, weaker demand for goods led to most commodity prices falling as disinflationary forces asserted themselves in many parts of the world. Still, official inflation measures remained high relative to both historical averages and central banks’ targets, with most central banks remaining vigilant and in a tightening mode. The U.S. Federal Reserve rapidly raised the federal funds target rate during the reporting period for a total increase of 4.25%. The U.S. dollar initially soared as a result but eventually declined on slower inflation data, closing only slightly stronger by the end of the reporting period.
Annual Shareholder Report
1

Due to Europe generally having a higher beta to global economic growth, the region faced more pressure in the immediate aftermath of Russia’s invasion of Ukraine as raw material shortages, energy constraints, higher yields, and China’s Covid situation increased the risk of demand downfall and a global recession. However, mild winter weather, falling energy prices, and normalizing supply chains helped to ease inflation. Services activity initially slowed but later staged a strong rebound into expansionary territory while manufacturing weakened throughout the reporting period. China’s earlier-than-expected economic reopening boosted sentiment for luxury goods and construction materials, though a persistently weak Chinese property market eventually caused a reversal in the latter.
In Japan, a strengthening U.S. dollar and widening interest rate differentials drove a weaker yen while markets rallied near the end of the reporting period as the domestic economy began to recover in earnest. Speculation ran rampant around whether the Bank of Japan (the “BOJ”) would make major policy changes under the new BOJ Governor Ueda. While the yen eventually rebounded, it remained weaker than it had been in the past decade, creating support for exporters’ earnings as well as the ongoing recovery in inbound international travel. Tourist spending, higher import prices, and successful labor union negotiations also began to drive reflation, a rare occurrence in Japan.
Regulatory and geopolitical risks as well as changes in Covid policies continued to drive headlines and market volatility in China. The market descended to multiyear lows after the Communist Party Congress in October during which President Xi appeared to tighten his control on the government, packing its top committee with his supporters. The market later rallied around reopening optimism but gave back its gains due to geopolitical tensions brought on by suspected spy hot air balloons and as investors began to question the pace of economic recovery. Meanwhile, the property market remained in a slump despite reopening and supportive monetary policy, and exports slowed due to weaker global demand.
India benefited as foreign investors, companies, and countries diversified away from China. The rolling trade balance began to trend near all-time lows, mitigated by weaker crude prices and India’s ongoing purchases of Russian oil. Furthermore, although the central banks raised rates to fight higher inflation, India still boasted one of the highest gross domestic product growth rates among major global economies. While the political environment was largely stable, the criminal conviction of one of Prime Minister Modi’s main opponents and the short seller attack on the Adani family conglomerates presented new governance risks to investors.
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Southeast Asian countries initially garnered more attention and inflows as beneficiaries of higher commodity prices and the ongoing recovery in international travel and leisure. However, sentiment reversed as commodity prices declined and the pace of China’s economic recovery and outbound travel disappointed. The region’s manufacturing activity slowed but remained expansionary. Additionally, central banks in the region began to diverge in policy as varying degrees of inflationary pressures and economic growth prospects mitigated a combined regional upturn.
In Latin America, political instability persisted. Historically conservative Colombia elected the country’s first leftist president, and with Lula da Silva’s election victory in Brazil, the region shifted further to the left. Consequently, most of the region’s major economies began to undertake expansionary fiscal policies. Inflation remained elevated in some countries while becoming disinflationary in others, influencing central bank policy. Mexican markets benefited despite hawkish monetary policy and stubborn core inflation as the country took advantage of the recent nearshoring boom.
Overall, China’s reopening was uneven and its impact was mixed across markets and sectors, impacting certain segments greater than others. However, the reopening accelerated China’s economic recovery, and helped boost global economic growth.
SECURITY SELECTION
Negative security selection within countries drove the Fund’s underperformance relative to the MSCI Index. By country, the largest positive contributions came from stock selection within South Africa, Australia, and Belgium. The largest individual contributors were based in the United Kingdom, Japan, and South Korea.
Burford Capital Limited was the Fund’s top overall contributor. Shares of this British litigation financing and asset recovery company soared after winning a substantial victory against the Argentine government which was found liable for failing to make a tender offer for its shares in the Argentinian energy company, YPF SA. This could potentially create a substantial financial windfall for Burford in the future. Regardless of the outcome of this case, Burford saw very strong post-pandemic demand as courts continued to reopen worldwide.
Gold Fields Limited, the South African gold miner, benefited from higher gold prices due to demand for gold as a haven asset and inflation hedge considering the Ukraine war, rising inflationary and recessionary risks, and concerns over supply disruptions. Additionally, the company’s new greenfield project in Chile drove expectations for double-digit production growth over the next few years.
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Renesas Electronics Corporation was another top performer. This Japanese-based chipmaker outperformed after beating market expectations, keeping inventories lean, and providing better-than-feared guidance despite an ongoing slowdown in certain parts of the semiconductor industry. Market share gains and the secular rise in the use of chips for cars, smart devices, factories, and data centers continued to support earnings growth even as consumer electronics sales lagged.
Wisetech Global Ltd., the Australian cloud-based logistics software and solutions company, benefited from the digital transformation in the logistics industry and strong demand for its products which allow customers to build global logistics platforms. Pricing power and accelerating cost efficiencies also boosted margins, contributing to higher sustainable earnings growth. The company continued to provide an optimistic outlook even in the face of weaker global trade volumes.
Shares of the South Korean battery materials maker Ecopro BM Co., Ltd. surged as more details were finalized on the U.S. Inflation Reduction Act, improving sentiment around the Korean electric vehicle (EV) sector. As a direct beneficiary of the transition to EVs, the company saw demand for its cathodes accelerate due to increased sales of EVs and energy storage systems.
Security selection in Denmark, France, and Sweden detracted the most from performance. The largest individual detractors were based in Brazil, Norway, the United Kingdom, and the Netherlands.
Two oil and gas companies were the largest individual detractors. Based in Brazil, 3R Petroleum Oleo e Gas SA underperformed with other small cap oil stocks in Brazil as declining oil prices, heightened political risks, and volatile sector news flow within Brazil posed headwinds. Despite this, the company’s revitalization and reengineering of recently acquired mature oil and gas fields drove expectations for growth in production volumes and earnings. Based in Norway, Aker BP ASA operates primarily in the North Sea and Norwegian Shelf. Lower oil prices and a more normalized production growth resulted in slower revenue and earnings growth.
Endava Plc, the U.K.-based software development services provider, saw its shares decline after the company warned of macroeconomic headwinds and cut its guidance multiple times, citing a demand slowdown and contract delays. While clients began to change their spending patterns in the face of a possible global recession, management continued to expect demand for digital transformation services to drive growth in the long term.
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Mips AB, the Swedish manufacturer of protective helmets technology, underperformed due to a rotation into value stocks and earnings results which missed expectations. Due to the strong demand for bicycle helmets throughout the pandemic, the company faced extremely tough year-on-year comparisons. In addition, production issues stemming from the lockdowns in China continued to weigh on the company’s share price.
Alfen NV, the Dutch energy equipment and grid automation specialist, also detracted from performance due to a slowdown in demand for EV charging equipment amid a weaker economic environment and after the segment had more than doubled in recent years. Although smart grid solutions and the lower-margin energy storage system businesses continued to grow, the drag from slower EV charging sales and higher costs weighed on shares.
1
Please see the footnotes to the line graph below for definitions of, and further information about, the MSCI Index.
2
Please see the footnotes to the line graph below for definitions of, and further information about, the Morningstar peer group.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes International Growth Fund (the “Fund”) from February 29, 2016 to May 31, 2023, compared to the MSCI All Country World Index ex USA Growth Index (MSCI Index)2 and the Morningstar Foreign Large Growth Funds Average (MFLGFA).3 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of May 31, 2023

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 5/31/2023
	1 Year	5 Year	Start of Performance[4]
Institutional Shares	-5.64%	3.81%	8.64%
Class R6 Shares[5]	-5.57%	3.82%	8.65%
MSCI Index	0.23%	2.95%	7.05%
MFLGFA	1.84%	3.46%	6.92%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedHermes.com/us or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
The Fund’s performance assumes the reinvestment of all dividends and distributions. The MSCI Index has been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2
The MSCI Index is designed to measure the performance of growth companies within developed and emerging equity markets, excluding the U.S. and frontier markets. The index is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of a $10,000 Investment line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4
The Fund commenced operations on February 29, 2016 as the PNC International Growth Fund (the “Predecessor Fund”). The Fund is the successor to the Predecessor Fund pursuant to a reorganization involving the Fund and the Predecessor Fund on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.
5
The Fund’s Class R6 Shares commenced operations on August 26, 2021. For the periods prior to the commencement of operations of the Fund’s Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the Class R6 Shares, since the Class R6 Shares have a lower expense ratio than the Institutional Shares.
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Portfolio of Investments Summary Tables (unaudited)
At May 31, 2023, the Fund’s portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
Japan	17.1%
United Kingdom	10.1%
China	6.8%
Switzerland	6.3%
South Korea	5.5%
Netherlands	5.4%
Brazil	3.9%
Italy	3.8%
France	3.4%
Germany	3.2%
India	3.0%
Denmark	2.7%
Taiwan	2.3%
Australia	2.2%
Israel	2.1%
Ireland	1.7%
South Africa	1.7%
Singapore	1.6%
Canada	1.6%
Poland	1.4%
Belgium	1.2%
Thailand	1.2%
Argentina	1.1%
Hong Kong	1.0%
Norway	1.0%
Other[2]	5.2%
Securities Lending Collateral[3]	0.4%
Cash Equivalents[4]	3.2%
Other Assets and Liabilities—Net[5]	(0.1)%
TOTAL	100%
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1
Country allocations are based primarily on the country in which a company is incorporated. However, the Fund’s Adviser may allocate a company to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities or the country where a majority of the company’s revenues are derived.
2
For purposes of this table, country classifications constitute 91.3% of the Fund’s investments. Remaining countries which constitute less than 1.0% of the Fund’s total net assets have been aggregated under the designation “Other.”
3
Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
4
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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At May 31, 2023, the Fund’s sector classification composition1 was as follows:
Sector Classification	Percentage of Total Net Assets
Information Technology	23.0%
Health Care	15.9%
Consumer Discretionary	12.1%
Consumer Staples	10.5%
Industrials	9.6%
Financials	9.4%
Materials	6.3%
Communication Services	4.7%
Energy	4.6%
Real Estate	0.4%
Securities Lending Collateral[2]	0.4%
Cash Equivalents[3]	3.2%
Other Assets and Liabilities—Net[4]	(0.1)%
TOTAL	100%
1
Except for Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2
Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
May 31, 2023
Shares			Value in U.S. Dollars
		COMMON STOCKS—96.5%
		Argentina—1.1%
6,393	[1]	Mercadolibre, Inc.	$7,920,927
		Australia—2.2%
292,932		IDP Education Ltd.	4,149,674
420,508		Northern Star Resources Ltd.	3,586,261
164,208		Wisetech Global Ltd.	7,954,106
		TOTAL	15,690,041
		Belgium—1.2%
22,272	[1]	Argenx SE, ADR	8,657,126
		Brazil—3.9%
1,665,692	[1]	3R Petroleum Oleo e Gas S.A.	9,933,399
825,735		Intelbras SA Industria de Telecomunicacao Eletronica Brasilerira	4,099,948
497,502	[1]	Localiza Rent A Car SA	6,083,816
1,105,756	[1]	NU Holdings Ltd./Cayman Islands	7,452,795
		TOTAL	27,569,958
		Canada—1.6%
15,380	[1]	Lululemon Athletica, Inc.	5,105,084
613,553		Spartan Delta Corp.	6,729,874
		TOTAL	11,834,958
		Chile—0.8%
84,480		Sociedad Quimica Y Minera de Chile, ADR	5,421,082
		China—6.8%
681,081	[1]	Alibaba Group Holding Ltd.	6,775,017
785,400		Ganfeng Lithium Group Co. Ltd.	4,952,641
670,300	[1]	KE Holdings, Inc.	3,177,637
392,474	[1]	Meituan	5,503,910
1,075,900		Nari Technology Development Co. Ltd.	4,154,346
427,044		Tencent Holdings Ltd.	16,925,754
601,457	[1]	WuXi Biologics (Cayman), Inc.	3,099,141
2,888,000		Zijin Mining Group Co. Ltd.	3,939,609
		TOTAL	48,528,055
		Denmark—2.7%
120,316		Novo Nordisk A/S, ADR	19,305,905
		Finland—0.5%
89,401		Neste Oyj	3,390,367
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		France—3.4%
132,984		Dassault Systemes SA	$5,836,613
14,782		LVMH Moet Hennessy Louis Vuitton SA	12,901,732
31,823	[1]	SES-imotag SA	5,369,738
		TOTAL	24,108,083
		Germany—3.2%
202,295		Infineon Technologies AG	7,502,622
17,804		MTU Aero Engines AG	4,108,406
8,131		Rational AG	5,455,055
44,681		SAP SE, ADR	5,828,190
		TOTAL	22,894,273
		Hong Kong—1.0%
774,237		AIA Group Ltd.	7,507,228
		India—3.0%
139,655		HDFC Bank Ltd., ADR	8,993,782
191,181		Reliance Industries Ltd.	5,702,465
322,038		Varun Beverages Ltd.	6,586,061
		TOTAL	21,282,308
		Indonesia—0.6%
6,608,000		PT Bank Central Asia	3,981,687
		Ireland—1.7%
40,796	[1]	ICON PLC	8,690,772
55,525		Kingspan Group PLC	3,714,026
		TOTAL	12,404,798
		Israel—2.1%
54,302	[1]	CyberArk Software Ltd.	8,402,149
23,657	[1]	SolarEdge Technologies, Inc.	6,738,223
		TOTAL	15,140,372
		Italy—3.8%
860,219		Davide Campari-Milano NV	11,240,448
12,279		Ferrari NV	3,505,914
365,107		Infrastrutture Wireless Italiane SPA	4,651,453
304,115		Tenaris S.A., ADR	7,529,887
		TOTAL	26,927,702
		Japan—17.1%
215,600		Ajinomoto Co., Inc.	8,372,059
463,200		Daiichi Sankyo Co. Ltd.	14,999,216
191,900		Denso Corp.	11,811,504
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
71,400		GMO Payment Gateway, Inc.	$5,636,795
85,841		Hoya Corp.	10,771,640
265,800		Internet Initiative Japan, Inc.	5,213,233
29,817		Keyence Corp.	14,456,698
49,912		Lasertec Corp.	7,803,170
551,308		Olympus Corp.	8,355,044
921,700	[1]	Renesas Electronics Corp.	15,013,636
2,087,100		Resona Holdings, Inc.	9,480,876
18,972		SMC Corp.	10,179,519
		TOTAL	122,093,390
		Netherlands—5.4%
4,198	[1]	Adyen BV	6,877,678
63,467	[1,2]	Alfen Beheer B.V.	4,554,096
27,093		ASML Holding N.V., ADR	19,586,343
76,693		Heineken NV	7,760,004
		TOTAL	38,778,121
		Nigeria—0.6%
3,040,793		Airtel Africa PLC	4,511,590
		Norway—1.0%
175,273		Kongsberg Gruppen ASA	7,023,188
		Peru—0.2%
24,391		Southern Copper Corp.	1,628,587
		Poland—1.4%
100,879	[1]	Dino Polska SA	9,919,804
		Saudi Arabia—0.6%
4,187,019		Americana Restaurants International PLC	4,386,621
		Singapore—1.6%
432,788		DBS Group Holdings Ltd.	9,645,751
43,029	[1]	Sea Ltd., ADR	2,470,295
		TOTAL	12,116,046
		South Africa—1.7%
775,645		Gold Fields Ltd.	11,861,356
		South Korea—5.5%
26,209		Chunbo Co. Ltd.	3,741,164
154,162		Korea Aerospace Industry	5,977,061
27,249		L&F Co. Ltd.	5,530,802
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		South Korea—continued
44,665		Samsung SDI Co. Ltd.	$24,134,339
		TOTAL	39,383,366
		Spain—0.7%
77,914		Viscofan Industria Navarra De Envolturas Celulosicas SA	5,205,628
		Sweden—0.8%
224,785	[1]	Xvivo Perfusion AB	5,938,281
		Switzerland—6.3%
156,067		Alcon, Inc.	12,078,025
4,348		Barry Callebaut AG	8,799,791
121,647		Nestle S.A.	14,436,567
36,570		Sika AG	9,982,373
		TOTAL	45,296,756
		Taiwan—2.3%
167,000		MediaTek, Inc.	4,102,214
662,000		Taiwan Semiconductor Manufacturing Co. Ltd.	11,957,322
		TOTAL	16,059,536
		Thailand—1.2%
4,183,300	[1]	Airports of Thailand Public Co. Ltd.	8,501,040
		Turkey—0.4%
260,596		Coca-Cola Icecek Uretim AS	2,911,158
		United Kingdom—10.1%
149,609		Ashtead Group PLC	9,189,500
295,523		AstraZeneca PLC, ADR	21,596,821
1,001,156		Burford Capital Ltd.	13,275,329
563,440		Compass Group PLC	15,420,923
71,603	[1]	Endava PLC, ADR	3,494,226
270,586		Entain PLC	4,449,279
71,226		InterContinental Hotels Group PLC	4,677,959
		TOTAL	72,104,037
		TOTAL COMMON STOCKS (IDENTIFIED COST $566,156,173)	690,283,375
		INVESTMENT COMPANIES—3.6%
3,181,038		Federated Hermes Government Obligations Fund, Premier Shares, 4.95%[3]	3,181,038
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Shares		Value in U.S. Dollars
	INVESTMENT COMPANIES—continued
23,082,975	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Share, 5.15%[3]	$23,078,359
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $26,258,596)	26,259,397
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $592,414,769)[4]	716,542,772
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(1,038,276)
	TOTAL NET ASSETS—100%	$715,504,496
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 5/31/2022	$7,886,930	$30,904,393	$38,791,323
Purchases at Cost	$47,063,132	$196,498,009	$243,561,141
Proceeds from Sales	$(51,769,024)	$(204,330,169)	$(256,099,193)
Change in Unrealized Appreciation/Depreciation	$—	$(1,425)	$(1,425)
Net Realized Gain/(Loss)	$—	$7,551	$7,551
Value as of 5/31/2023	$3,181,038	$23,078,359	$26,259,397
Shares Held as of 5/31/2023	3,181,038	23,082,975	26,264,013
Dividend Income	$33,349	$601,138	$634,487
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
Non-income-producing security.
2
All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
3
7-day net yield.
4
The cost of investments for federal tax purposes amounts to $598,874,913.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
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Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$201,022,585	$489,260,790	$—	$690,283,375
Investment Companies	26,259,397	—	—	26,259,397
TOTAL SECURITIES	$227,281,982	$489,260,790	$—	$716,542,772
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares (formerly, Class I Shares)
(For a Share Outstanding Throughout Each Period)1
	Year Ended May 31,
	2023	2022	2021	2020[2]	2019
Net Asset Value, Beginning of Period	$14.26	$18.70	$13.02	$11.87	$14.79
Income From Investment Operations:
Net investment income[3]	0.13	0.08	0.09	0.03	0.08
Net realized and unrealized gain (loss)	(0.94)	(3.80)	6.39	1.73	(1.28)
TOTAL FROM INVESTMENT OPERATIONS	(0.81)	(3.72)	6.48	1.76	(1.20)
Less Distributions:
Distributions from net investment income	(0.15)	(0.05)	(0.01)	(0.08)	(0.06)
Distributions from net realized gains	(0.11)	(0.67)	(0.79)	(0.53)	(1.67)
TOTAL DISTRIBUTIONS	(0.26)	(0.72)	(0.80)	(0.61)	(1.73)
Payment by Affiliate[4]	—	—	—	—	0.01
Net Asset Value, End of Period	$13.19	$14.26	$18.70	$13.02	$11.87
Total Return[5]	(5.64)%	(20.70)%	50.28%	14.78%	(6.61)%[4]
Ratios to Average Net Assets:
Net expenses[6]	0.84%	0.84%	0.84%	0.85%	0.85%
Net investment income	1.00%	0.47%	0.51%	0.21%	0.58%
Expense waiver/reimbursement[7]	0.07%	0.09%	0.36%	5.10%	2.54%
Supplemental Data:
Net assets, end of period (000 omitted)	$714,886	$749,120	$835,694	$5,094	$5,412
Portfolio turnover[8]	46%	47%	89%	70%	54%
1
PNC International Growth Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2
Beginning with the year ended May 31, 2020, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
3
Per share numbers have been calculated using the average shares method.
4
During the period ended May 31, 2019, a payment was made by PNC Capital Advisors, LLC (the former Adviser) to offset a trade error in the Predecessor Fund. Excluding this item, the total return would have been (6.76)%.
5
Based on net asset value.
6
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
8
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 5/31/2023	Period Ended 5/31/2022[1]
Net Asset Value, Beginning of Period	$14.26	$20.05
Income From Investment Operations:
Net investment income[2]	0.12	0.12
Net realized and unrealized gain (loss)	(0.92)	(5.19)
TOTAL FROM INVESTMENT OPERATIONS	(0.80)	(5.07)
Less Distributions:
Distributions from net investment income	(0.15)	(0.05)
Distributions from net realized gains	(0.11)	(0.67)
TOTAL DISTRIBUTIONS	(0.26)	(0.72)
Net Asset Value, End of Period	$13.20	$14.26
Total Return[3]	(5.57)%	(26.04)%
Ratios to Average Net Assets:
Net expenses[4]	0.83%	0.83%[5]
Net investment income	0.95%	0.92%[5]
Expense waiver/reimbursement[6]	0.06%	0.12%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$619	$279
Portfolio turnover[7]	46%	47%[8]
1
Reflects operations for the period from August 26, 2021 (commencement of operations) to May 31, 2022.
2
Per share numbers have been calculated using the average shares method.
3
Based on net asset value. Total returns for periods less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
8
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended May 31, 2022.
See Notes which are an integral part of the Financial Statements
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18

Statement of Assets and Liabilities
May 31, 2023

Assets:
Investment in securities, at value including $3,053,692 of securities loaned and $26,259,397 of investment in affiliated holdings* (identified cost $592,414,769, including $26,258,596 of identified cost in affiliated holdings)		$716,542,772
Cash denominated in foreign currencies (identified cost $145,527)		145,869
Cash		31,057
Income receivable		2,232,933
Receivable for shares sold		200,771
Income receivable from affiliated holding		555
Due from custodian		35,390
TOTAL ASSETS		719,189,347
Liabilities:
Payable for collateral due to broker for securities lending	$3,181,038
Payable for capital gains taxes withheld	222,759
Payable for shares redeemed	24,903
Payable for investments purchased	1,230
Payable for custodian fees	109,261
Payable for investment adviser fee (Note 5)	13,988
Payable for administrative fee (Note 5)	1,853
Accrued expenses (Note 5)	129,819
TOTAL LIABILITIES		3,684,851
Net assets for 54,249,915 shares outstanding		$715,504,496
Net Assets Consists of:
Paid-in capital		$617,484,782
Total distributable earnings (loss)		98,019,714
TOTAL NET ASSETS		$715,504,496
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($714,885,505 ÷ 54,203,012 shares outstanding) no par value, unlimited shares authorized		$13.19
Class R6 Shares:
Net asset value per share ($618,991 ÷ 46,903 shares outstanding) no par value, unlimited shares authorized		$13.20
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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19

Statement of Operations
Year Ended May 31, 2023

Investment Income:
Dividends (including $601,138 received from an affiliated holding* and net of foreign taxes withheld of $1,123,791)			$12,940,590
Net income on securities loaned (includes $33,349 earned from an affiliated holding* related to cash collateral balances) (Note 2)			18,634
TOTAL INCOME			12,959,224
Expenses:
Investment adviser fee (Note 5)		$5,294,691
Administrative fee (Note 5)		553,729
Custodian fees		127,428
Transfer agent fees (Note 2)		77,968
Directors’/Trustees’ fees (Note 5)		4,451
Auditing fees		34,650
Legal fees		11,107
Portfolio accounting fees		147,803
Share registration costs		52,406
Printing and postage		21,030
Miscellaneous (Note 5)		76,625
TOTAL EXPENSES		6,401,888
Waiver/reimbursement of investment adviser fee (Note 5)	$(474,356)
Net expenses			5,927,532
Net investment income			7,031,692
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments (including net realized gain of $7,551 on sales of investments in an affiliated holding*) and foreign currency transactions			(28,477,495)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $(1,425) of investments in an affiliated holding*)			(18,981,413)
Net realized and unrealized gain (loss) on investments and foreign currency transactions			(47,458,908)
Change in net assets resulting from operations			$(40,427,216)
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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20

Statement of Changes in Net Assets

Year Ended May 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,031,692	$3,918,460
Net realized gain (loss)	(28,477,495)	33,514,281
Net change in unrealized appreciation/depreciation	(18,981,413)	(208,845,586)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(40,427,216)	(171,412,845)
Distributions to Shareholders:
Institutional Shares	(13,704,213)	(31,306,879)
Class R6 Shares	(15,874)	(9,902)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,720,087)	(31,316,781)
Share Transactions:
Proceeds from sale of shares	64,721,374	170,794,304
Net asset value of shares issued to shareholders in payment of distributions declared	13,471,219	31,309,146
Cost of shares redeemed	(57,939,349)	(85,669,402)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	20,253,244	116,434,048
Change in net assets	(33,894,059)	(86,295,578)
Net Assets:
Beginning of period	749,398,555	835,694,133
End of period	$715,504,496	$749,398,555
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Notes to Financial Statements
May 31, 2023
1. Organization
Federated Hermes Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Hermes International Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Class R6 Shares. The Fund’s Class A Shares and Class C Shares are effective with the Securities and Exchange Commission (SEC), but are not yet offered for sale. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
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mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursement of $474,356 is disclosed in Note 5.
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25

Transfer Agent Fees
For the year ended May 31, 2023, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Institutional Shares	$77,926
Class R6 Shares	42
TOTAL	$77,968
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended May 31, 2023, the Fund did not incur any service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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26

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are
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27

on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of May 31, 2023, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$3,053,692	$3,181,038
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. shares of beneficial interest
The following tables summarize share activity:
Year Ended May 31	2023		2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,955,233	$64,185,039	10,647,072	$170,441,751
Shares issued to shareholders in payment of distributions declared	1,058,243	13,460,856	1,722,697	31,301,413
Shares redeemed	(4,356,936)	(57,723,294)	(4,513,741)	(85,669,402)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,656,540	$19,922,601	7,856,028	$116,073,762
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Year Ended May 31	2023		2022[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	43,574	$536,335	19,116	$352,553
Shares issued to shareholders in payment of distributions declared	815	10,363	425	7,733
Shares redeemed	(17,027)	(216,055)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	27,362	$330,643	19,541	$360,286
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,683,902	$20,253,244	7,875,569	$116,434,048
1
Reflects operations for the period from August 26, 2021 (commencement of operations) to May 31, 2022.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income	$8,051,751	$3,150,889
Long-term capital gain	$5,668,336	$28,165,892
As of May 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$8,673,599
Net unrealized appreciation	$117,365,861
Capital loss carryforwards	$(28,019,746)
TOTAL	$98,019,714
At May 31, 2023, the cost of investments for federal tax purposes was $598,874,913. The net unrealized appreciation of investments for federal tax purposes was $117,667,859. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $152,449,673 and unrealized depreciation from investments for those securities having an excess of cost over value of $34,781,814.The difference between book-basis and tax-basis net unrealized appreciation is attributable to the deferral of losses on wash sales and passive foreign investment company income.
As of May 31, 2023, the Fund had a capital loss carryforward of $28,019,746 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
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The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$28,019,746	$—	$28,019,746
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended May 31, 2023, the Adviser voluntarily waived $455,499 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended May 31, 2023, the Adviser reimbursed $18,857.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery fees, proxy-related expenses and extraordinary expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.84% and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) September 1, 2024; or (b) the date of the Fund’s next effective
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Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities, and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of May 31, 2023, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, for the year ended May 31, 2023, were as follows:
Purchases	$338,593,899
Sales	$318,726,256
7. Concentration of risk
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may also invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022, which was renewed on June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are
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charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2023, the Fund had no outstanding loans. During the year ended May 31, 2023, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2023, there were no outstanding loans. During the year ended May 31, 2023, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition,
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governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended May 31, 2023, 76.7% of total ordinary income distributions paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of distributions on Form 1099-DIV. Of the ordinary income distributions made by the Fund during the year ended May 31, 2023, 2.7% qualify for the dividend received deduction available to corporate shareholders.
If the Fund meets the requirements of Section 853 of the Code, the Fund will pass through to its shareholders credits for foreign taxes paid. For the fiscal year ended May 31, 2023, the Fund derived $17,720,380 of gross income from foreign sources and paid foreign taxes of $1,123,791.
For the year ended May 31, 2023, the amount of long-term capital gains designated by the Fund was $5,668,336.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Adviser Series and the Shareholders of Federated Hermes International Growth Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes International Growth Fund (the Fund), a portfolio of Federated Hermes Adviser Series, including the portfolio of investments, as of May 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended May 31, 2019, was audited by other independent registered public accountants whose report, dated July 26, 2019, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2023, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
July 21, 2023
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2022 to May 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2022	Ending Account Value 5/31/2023	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000.00	$995.90	$4.18
Class R6 Shares	$1,000.00	$996.00	$4.18

Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000.00	$1,020.74	$4.23
Class R6 Shares	$1,000.00	$1,020.74	$4.23
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Institutional Shares	0.84%
Class R6 Shares	0.84%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Trust comprised 13 portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Director and Vice President, Federated Hermes, Inc.; President,
Director/Trustee and CEO, Federated Advisory Services Company,
Federated Equity Management Company of Pennsylvania, Federated
Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company, and
Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and CEO of Passport
Research, Ltd.; Director and President, Technology, Federated
Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (natural gas). Judge Lally-Green has held the positions of:
Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director,
Saint Thomas More Society; Director and Chair, Catholic High Schools
of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: May 2017
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: May 2017
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: November 2017
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: May 2017
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: May 2017
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
Research, Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes International Growth Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
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Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
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Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2022, the Fund’s performance fell below the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that
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other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
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security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adviser Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes International Growth Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the “Trust” (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
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the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes International Growth Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A648
CUSIP 31423A630
Q454746 (7/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 – $404,838

Fiscal year ended 2022 - $413,450

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $24,070

Fiscal year ended 2022- Audit consent fees for N-1A filings and consent from prior auditor for N-1A financial highlights.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $74,628 and $73,423 respectively. Fiscal year ended 2023- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2022- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2023 - $405,391

Fiscal year ended 2022 - $209,558

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Adviser Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 21, 2023

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 21, 2023